Acquisitions - Narrative (Details) $ / shares in Units, $ in Millions			6 Months Ended	12 Months Ended
	Jul. 06, 2024	Jul. 05, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Jul. 05, 2024 € / shares	Apr. 03, 2024 USD ($)	Oct. 31, 2022	Oct. 03, 2022	Apr. 29, 2022	Apr. 01, 2022
Business Acquisition [Line Items]
Common stock, par value (in euro/USD per share) | $ / shares		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Cash paid for outstanding WestRock Stock						$ 99
Goodwill			$ 6,822	$ 6,822	$ 2,842	2,722
Transaction-related costs associated with the Combination				202	78	0
Total			13,056	13,056
Repayments of debt				4,321	136	56
Total share-based compensation expense				200	64	66
Net sales of acquiree since acquisition date				9,381
Net loss of acquiree since acquisition date				39
Consideration transferred						107
Consideration transferred, liabilities incurred						8
Payments to acquire businesses, net of cash acquired				719	29	93
Cash acquired from acquisition						6
Identifiable assets acquired and liabilities assumed, net						87
North America segment
Business Acquisition [Line Items]
Goodwill			4,123	4,123	264	248
LATAM segment
Business Acquisition [Line Items]
Goodwill			302	302	134	139
Europe, MEA and APAC segment
Business Acquisition [Line Items]
Goodwill			2,397	2,397	2,444	2,335
$750 million senior green notes due 2030
Business Acquisition [Line Items]
Debt instrument, face amount			750	750
$1,000 million senior green notes due 2034
Business Acquisition [Line Items]
Debt instrument, face amount			1,000	1,000
$1,000 million senior green notes due 2054
Business Acquisition [Line Items]
Debt instrument, face amount			1,000	1,000
Delayed draw term loan (DDTL) | Line of credit
Business Acquisition [Line Items]
Total		$ 750
Repayments of debt		750
Interest paid		$ 1
Senior notes
Business Acquisition [Line Items]
Debt instrument, face amount								$ 2,750
Senior notes | $750 million senior green notes due 2030
Business Acquisition [Line Items]
Debt instrument, face amount								$ 750
Debt instrument, interest rate								5.20%
Senior notes | $1,000 million senior green notes due 2034
Business Acquisition [Line Items]
Debt instrument, face amount								$ 1,000
Debt instrument, interest rate								5.438%
Senior notes | $1,000 million senior green notes due 2054
Business Acquisition [Line Items]
Debt instrument, face amount								$ 1,000
Debt instrument, interest rate								5.777%
Westrock
Business Acquisition [Line Items]
Equity conversion rate		1
Business acquisition, cash consideration, share price (USD per share) | $ / shares		$ 5
Cash paid for outstanding WestRock Stock		$ 1,291
Shares issued as consideration (in shares) | shares		258,228,403
Goodwill		$ 4,359	4,182	4,182
Goodwill, deductible amount		187
Accounts receivable acquired		2,374	2,374	2,374
Business combination, acquired receivables, gross contractual amount		2,429
Business combination, acquired receivables, estimated uncollectible		55
Business combination, recognized identifiable assets, acquired sales-type lease receivable and notes receivable		85
Business combination, acquired sales-type lease receivable and notes receivable, gross contractual amount		107
Business combination, acquired sales-type lease receivable and notes receivable, estimated uncollectible		22
Transaction-related costs associated with the Combination				202	78
Total share-based compensation expense		21
Compensation expense that will be recognized over the remaining service period		162
Service period for recognition of compensation expense not yet recognized	3 years
Accelerated stock compensation expense				51
Net income (loss) attributable to common shareholders				650	(1,410)
Consideration transferred		13,461	13,461
Identifiable assets acquired and liabilities assumed, net		$ 9,102	9,279	9,279
Westrock | Performance Shares
Business Acquisition [Line Items]
Period used for conversion of awards		3 years
Westrock | Transaction-related costs
Business Acquisition [Line Items]
Net income (loss) attributable to common shareholders				(448)
Westrock | Fair value adjustment to inventory
Business Acquisition [Line Items]
Net income (loss) attributable to common shareholders				(224)
Westrock | North America segment
Business Acquisition [Line Items]
Goodwill		$ 3,882
Westrock | LATAM segment
Business Acquisition [Line Items]
Goodwill		206
Westrock | Europe, MEA and APAC segment
Business Acquisition [Line Items]
Goodwill		$ 94
Westrock | Common Stock
Business Acquisition [Line Items]
Business acquisition, equity consideration, shares issued per acquiree share (in shares) | shares		1
Equity interests issued and issuable		$ 12,098
Westrock | Converted WestRock Options and WestRock RSU Awards attributable to pre-Combination service
Business Acquisition [Line Items]
Equity interests issued and issuable		$ 101
Artemis
Business Acquisition [Line Items]
Goodwill			$ 10	10
Cartonajes Carrin
Business Acquisition [Line Items]
Goodwill, measurement period adjustment decrease				$ 10
Asterias
Business Acquisition [Line Items]
Goodwill					21
Goodwill, deductible amount					16
PaperBox
Business Acquisition [Line Items]
Goodwill, measurement period adjustment decrease					24
Percentage of voting interests acquired										100.00%
Pusa Pack
Business Acquisition [Line Items]
Goodwill, measurement period adjustment decrease					$ 1
Percentage of voting interests acquired									100.00%
Argencraft
Business Acquisition [Line Items]
Percentage of voting interests acquired												100.00%
Atlas Packaging
Business Acquisition [Line Items]
Percentage of voting interests acquired											100.00%
Argencraft, Atlas Packaging, PaperBox And Pusa Pack
Business Acquisition [Line Items]
Goodwill						$ 20
Smurfit Kappa
Business Acquisition [Line Items]
Common stock, par value (in euro/USD per share) | € / shares							€ 0.001
Westrock
Business Acquisition [Line Items]
Common stock, par value (in euro/USD per share) | $ / shares		$ 0.01
Smurfit Kappa Shareholders | Smurfit WestRock
Business Acquisition [Line Items]
Ownership percentage		50.30%
Westrock Shareholders | Smurfit WestRock
Business Acquisition [Line Items]
Ownership percentage		49.70%